SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX (Details) - Stardust Power Inc And Subsidiary [Member]	10 Months Ended
Dec. 31, 2023 USD ($)
Tax (benefit) at U.S. statutory rates	$ (796,653)
State tax (benefit), net of federal tax effect	(28,171)
SPAC exploration expenses	94,524
SAFE note expenses	142,485
Other	9,171
Change in valuation allowance	578,644
Provision (benefit) for income taxes